EAST END MUTUAL FUNDS, INC.-CAPITAL APPRECIATION SERIES
                         Schedule of Investments
                      July 31, thru December 31, 1999
                               Unaudited
                                                  Shares         Value
Common Stocks-99.5%
 Software  35.6 %
 Seibel Systems *                                 340            $ 28,560
 Citrix Systems *                                 190              23,370
 Checkpoint Softwa                                200              39,750
 Oracle Corp. *                                   290              32,498
 BMC Software Inc.                                200              15,987

Telecommunications Equipment  35.0%
 Tellabs *                                        150                9,628
 Qualcomm Inc. *                                  280               49,350
 Comverse Technology   *                          140               20,265
 Nortel Networks Inc.                             336               33,936
 Lucent Technologies  Inc.                        328               24,538

Healthcare 8.8%
 Biomatrix Inc. *                                 500                9,625
 Visx Inc. *                                      130                6,727
 Theragenics Corp. *                              660                5,981
 Allergan Inc.                                    200                9,950
 Mckesson HBO Inc.                                111                2,497

Semiconductor Manufacturing 7.2 %
 MMC Networks Inc. *                              180                6,187
 Intel Corp.                                      270               22,224

Internet Service Provider 5.0 %
 America OnLine Inc. *                            260               19,565

Cable Equipment 5.6%
 General Instrument Corp. *                       260               22,100

Finance 2.3 %
 Knight Trimark Group Inc. *                      200                9,200

     Total Investments  99.5%                                    $ 391,941
     Cash and Other Assets less Liabilities 0.5 %                    2,309
          Total                                                  $ 394,257

*   Non income producing during the year.










            EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                        Statement of Assets and Liabilities
                          July 1, thru December 31,1999
                                    Unaudited

ASSETS

Investments in securities at value
(cost - $212,829)(Notes 1 and 3)                          $   391,941
U.S. Government securities money market account                 2,556
Cash at custodian bank                                            145

                           Total assets                       394,642


LIABILITIES
Due to manager                                                    516
                           Total liabilities                      516


NET ASSETS                                                 $  394,126

Net assets consist of:

Capital paid in                                            $  218,097
Accumulated net realized loss on investments               (      664)
Net investment loss                                        (    2,419)
Net unrealized appreciation of investments                    179,112

NET ASSETS                                                 $  394,126

NET ASSET VALUE PER SHARE
(based on 22,094 shares outstanding -
shares authorized with $.001 per share par value)          $   17.84




















         EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                      Statement of Changes in Net Assets
                                       Semi-Annual             Year
                                       Period Ended            Ended
                                       Dec. 31,1999         June 30,1999

INCREASE (DECREASE) IN NET ASSETS:
 From Operations:
     Net investment loss              $ (  2,419)          $ (  2,904)
     Net realized gain (loss) on
     investments                                                1,835
     Change in net unrealized
     appreciation
    (Depreciation) on investments        172,055               15,687
     Net increase (decrease) in
     net assets resulting from
     operations                          169,636               14,618

Distributions to shareholders from:
     Net investment income
     Net realized gain

     Total distributions

Share Transactions
     Net proceeds from sales of shares
     Reinvestment of distributions
     Cost of shares redeemed
     Net decrease in net assets resulting
     from share transactions

Total increase (decrease) in net assets  169,636               14,618

     Net Assets
        Beginning of year                224,290              209,872
        End of year                      394,126              224,490

     Other information
        Shares:
          Sold
          Issued in reinvestment
          of distributions
          Redeemed
     Net (decrease) increase














         EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                          Financial Highlights
Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

                               Semi Annual Period Ended December 31st.
                                    1999      1998     1997     1996
Per Share Operating Performance

Net Asset Value, Beginning of
Period on July 31st. ($)           10.160     9.46    10.320    13.73


Income from Investment Operations:

Net investment (Loss) Gain                                       0.196

Net Realized and Unrealized Gain (Loss)
on Investments                                                   0.120

Total from Investment Operations                                 0.316

 Less Distributions:

Distributions from Net Realized Gain

Total Distributions

Net asset Value, End of Period ($) 17.840    10.010    9.770    10.325

Total Return (%)                   75.590     5.770  (15.950)  (24.800)

Ratios/Supplemental Data:

Ratio of Expenses (After
Reimbursement)
to Average Net Assets (%)                                        1.280

Ratio of Net Investment
Loss to Average Net Assets (%)                                  (0.899)

Portfolio Turnover Rate (%)                                         0

Net assets, End of Period ($)                                  394,257

















         EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES
                         Statement of Operations
                    Six Months Ended December 31,1999

INVESTMENT  INCOME
      Income
        Dividends                                           $    310

                       Total Income                              310


Expenses
      Investment management fees (Note 2)                      1,400
      Custodian fees                                           1,329

      Total expenses                                           2,729

      Net investment loss                                  (   2,419)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain on investments
      Change in net unrealized appreciation                  172,055

      Net realized and unrealized gain on investments        172,055

      Net increase in net assets resulting from operations   169,636

























        EAST END MUTUAL FUNDS, INC. - CAPITAL APPRECIATION SERIES
                       Notes to financial Statements
                    Six Months Ended December  31,1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING  POLICIES

Organization: East End Mutual Funds, Inc. - Capital Appreciation Series (the "Fund") is a series of East End Mutual Funds, Inc. (the "Company"}, a Maryland Corporation. The Fund is a diversified open end management investment company registered under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies followed by the Fund

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair market values as determined in good faith by or under the supervision of the Company's Board of Directors in accordance with methods which have been authorized by the Board. Short term debt obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the
identified cost basis. Dividend income is recorded   on the ex-dividend date.
Interest income is determined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and distributions to shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and realized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end ids distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes will be required in the financial statements.




















        EAST END CAPITAL APPRECIATION - CAPITAL APPRECIATION SERIES
                    Notes to Financial Statements (Continued)
                        Six Months Ended December 31,1999

2.  MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment company management agreement, East End Investment Management Company (the "Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly at 1/12th of 1%, for the performance of its services which is an annual rate of 1% on the first $500 million of average daily net assets and .75% in excess of $500 million of average daily net assets. The fee will be accrued daily and paid monthly. A management fee of $ 1,400 was paid in this period.

The manager has agreed to reimburse the Fund for expenses in excess of 2% of daily net assets plus custodian fees. There was no reimbursement by the manager to the Fund for this period.

The Fund has adopted a distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. The Fund may incur distribution expenses of up to
 .50% of average daily net assets. No distribution fee was accrued for this period.

Certain officers and directors of the Fund are also officers and directors of the Manager.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short term securities) for the period were $10,623 and none respectively.

At December 31.1999 net unrealized appreciation for federal income tax purposes aggregated to $176,029 of which $664 related to accumulated net realized loss on investments and $2,419 related to a net investment loss. The cost of investments for the period for federal income tax purposes was $212,829.



















                           VIEWS FROM THE MANGER
                            SEMI-ANNUAL REPORT
                      SIX MONTHS ENDED DECEMBER 31,1999

Dear Fellow Investor:

The East End Capital Appreciation Fund returned 68.72 %   compared to 39.68%
for the Standard & Poor's 600 Stock Index for the six months ended December 31,1999, an exceptional performance for the Fund and its peers. The market was volatile and unsettled, rotation was erratic and trends were difficult to ascertain. The Russian- Asian economic crisis had not abated and its effects put a damper on the stock market.

The manager exploited the unsettled market conditions, making purchases of under valued telecommunications internet equipment manufacturers such as Nortel Networks, Lucent, Qualcomm Communications and business to business software companies such as Seibel Systems, Oracle Corp. whose products would be needed to bring the world into the internet and wireless communications age.

The Fund is well positioned to benefit from these changes in the marketplace in the future and encourage you to adopt a long term horizon in your invest-ments with us and reach your investment goals.

Thank you for your investment in the East End Capital Appreciation Fund. We appreciate the confidence you have shown us and look forward to working with you in the years ahead.

March 15, 2000


Aristides Matsis
Portfolio Manager




                              FUND HIGHLIGHTS

The East End Capital Appreciation Fund returned 68.72% for the six months ended December 31,1999. The Fund's one year average annual total return was 71.01%. Since inception (10-2-95) the Fund has an average annual total return of 20.91%. Software, Telecommunication equipment, semiconductor, electronics, internet services, cable equipment and healthcare providers, with strong revenue and profit growth were the Fund's best performers during the last half of 1999. Business to business software and internet providers grew the Fund.

                        AVERAGE ANNUAL TOTAL RETURNS

For the period January 1,1999 thru 12-31-99 - One Year Return of the Fund was 71.01%. Since inception for the period October 2,1995 thru December 31, 1999 the average total return was 20.91%. The Standard & Poor's 600 Stock Index returned 39.68 % and the Fund 68.72% for the six months ended December 31,1999. The Standard & Poor's 600 Index * and the Russell 2000 ** are baskets of stocks generally representing of the United States market and cross section of stocks the Fund is or would invest in. They are not managed therefore they do not incur any management fees or trading expenses such as brokerage, bank, custodian, printing, office, advertising, legal and account-ing that the Fund which is managed does. The source of the S&P 600 is Micro-pal and Russell 2000, Frank Russell Co.


The market favored technology companies in the telecommunications field such as Qualcomm, Nortel Networks and business to business software companies Seibel Systems, Oracle and Checkpoint Software which are core holdings of the Fund.

Investors reallocated investments in retail and industrials to high tech comp-anies during the six month period. The internet and wireless revolutions created huge demand for infrastructure equipment upgrades which favored the Funds holdings. High productivity continued to hold corporate costs down and keep inflation in check.

                          FIVE LARGEST HOLDINGS
                             As of 12-31-99

                  Security                    % of Net Assets

                  Qualcomm                        12.4
                  Checkpoint Software             10.2
                  Oracle                           8.1
                  Nortel Networks                  8.6
                  Seibel Systems                   7.1

This graph is prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at inception, with the performance of the Stand-ard & Poor's 600 Stock Index ("S&P 600") and the Russell 2000 Stock Index. Results include the reinvestment of all dividends and capital gains distribu-tions. Performance is historical and does not represent future results.Invest-ment returns and principal value vary and you may have a gain or loss when you sell shares. At the end of the period $10,000 invested in the S & P 600 would have grown to $16,579, in the Russell 2000 to $17,038 and to $18,710 in the East End Capital Appreciation Fund.